Derivative Financial Instruments - Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated (Details) € in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	[1]	Jun. 30, 2025 USD ($)
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Change in fair value of cash flow hedges		€ (23)	€ (3)
Forward currency sales in US dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $					$ 3,615
Derivative financial liabilities		77
Forward currency purchases in US dollar, US bond
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $					$ 1,000
Derivative financial liabilities		25
Change in fair value of cash flow hedges		0
Cross Currency Swap, Expiring 2029
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount		870
Cross Currency Swap, Expiring 2032
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount		870
Cross Currency Swap
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial assets		5
Change in fair value of cash flow hedges		18
Notional amount
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		12,808
Notional amount | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		7,723
Notional amount | Forward currency sales in US dollar | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	[2]	6,007
Notional amount | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		3,609
Notional amount | Forward currency purchases in US dollar | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		1,289
Notional amount | Forward currency purchases in Singapore dollar | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	[3]	1,094
Notional amount | Forward currency sales in Chinese yuan renminbi | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		601
Notional amount | Forward Currency Sales In Canadian Dollar | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		303
Notional amount | Forward Currency Purchases In Hungarian florint | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		639
Notional amount | Cross Currency Seller Swaps
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		1,476
Notional amount | Cross Currency Seller Swaps In US Dollar | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	[4]	1,476
Fair value
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		137
Fair value | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		176
Fair value | Forward currency sales in US dollar | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		148
Fair value | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		(44)
Fair value | Forward currency purchases in US dollar | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		(14)
Fair value | Forward currency purchases in Singapore dollar | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		(33)
Fair value | Forward currency sales in Chinese yuan renminbi | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		7
Fair value | Forward Currency Sales In Canadian Dollar | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		9
Fair value | Forward Currency Purchases In Hungarian florint | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		7
Fair value | Cross Currency Seller Swaps
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		5
Fair value | Cross Currency Seller Swaps In US Dollar | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		€ 5

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Includes forward sales with a notional amount of $3,615 million expiring in 2025, designated as a hedge of Sanofi’s net investment in Bioverativ. As of June 30, 2025, the fair value of these forward contracts represented an asset of €77 million; the opposite entry was recognized in Other comprehensive income, with the impact on financial income and expense being immaterial.
[3]	(c) Includes forward purchases with a notional amount of $1,000 million expiring in 2025, designated as a fair value hedge of the exposure of $1,000 million of bond issues to fluctuations in the EUR/USD spot rate. As of June 30, 2025, the fair value of these contracts represented a liability of €25 million, with €0 million credited to Other comprehensive income to recognize the hedging cost
[4]	Comprises two cross currency swaps, (i) with a notional amount of $870 million, pay 4.16% receive EUR 2.50%, expiring 2029 and (ii) with a notional amount of $870 million, pay 4.53% receive EUR 3.00%, expiring 2032, designated as a fair value hedge of the exposure of an equivalent amount of cash & cash equivalents to fluctuations in the EUR/USD spot rate. As of June 30, 2025, the fair value of the swaps was an asset of €5 million, with €18 million debited to Other comprehensive income under the cost of hedging accounting treatment.